Loan impairment provisions (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Loan impairment provisions
Financial Assets	£ 745,367		£ 714,553
ECL charge/(release)	423	£ 382
Cash and balances at central banks	76,743		85,182
Contingent liabilities
Loan impairment provisions
ECL charge/(release)	0	10
Other financial assets
Loan impairment provisions
Financial Assets	86,552		79,770
ECL charge/(release)	(2)	(1)
Off-Balance Sheet Exposures | Impairment
Loan impairment provisions
Financial Assets	(100)		(100)
FVOCI
Loan impairment provisions
Financial Assets	50,647		42,168
FVOCI | Impairment
Loan impairment provisions
Financial Assets	(10)		(6)
FVOCI | Other financial assets
Loan impairment provisions
Financial Assets	50,647		£ 42,168
ECL charge/(release)	£ 2	0
Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income
Loan impairment provisions
ECL provision coverage	0.80%		0.83%
ECL charge/(release)	£ 423	382
Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Gross carrying amount
Loan impairment provisions
Financial Assets	447,702		£ 429,916
Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Impairment
Loan impairment provisions
Financial Assets	(3,562)		(3,585)
Cash at central banks | Assets within the scope of the ECL framework
Loan impairment provisions
Financial Assets	75,900		84,100
Debt securities | Assets within the scope of the ECL framework
Loan impairment provisions
Financial Assets	£ 85,200		£ 78,400
12-month expected credit losses | Not credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income
Loan impairment provisions
ECL provision coverage	0.15%		0.16%
ECL charge/(release)	£ (77)	(67)
12-month expected credit losses | Not credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Gross carrying amount
Loan impairment provisions
Financial Assets	398,096		£ 386,651
12-month expected credit losses | Not credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Impairment
Loan impairment provisions
Financial Assets	£ (616)		£ (614)
Lifetime expected credit losses | Not credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income
Loan impairment provisions
ECL provision coverage	1.94%		2.06%
ECL charge/(release)	£ 283	165
Lifetime expected credit losses | Not credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Individually assessed
Loan impairment provisions
Amounts written off	168	61
Lifetime expected credit losses | Not credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Gross carrying amount
Loan impairment provisions
Financial Assets	44,915		£ 38,582
Lifetime expected credit losses | Not credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Impairment
Loan impairment provisions
Financial Assets	£ (872)		£ (796)
Lifetime expected credit losses | Credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income
Loan impairment provisions
ECL provision coverage	44.21%		46.44%
ECL charge/(release)	£ 217	284
Amounts written off	487	192
Lifetime expected credit losses | Credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Individually assessed
Loan impairment provisions
ECL charge/(release)	48	194
Lifetime expected credit losses | Credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Collectively assessed
Loan impairment provisions
ECL charge/(release)	169	90
Amounts written off	319	£ 131
Lifetime expected credit losses | Credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Gross carrying amount
Loan impairment provisions
Financial Assets	4,691		£ 4,683
Lifetime expected credit losses | Credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Gross carrying amount | Individually assessed
Loan impairment provisions
Financial Assets	1,176		1,456
Lifetime expected credit losses | Credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Gross carrying amount | Collectively assessed
Loan impairment provisions
Financial Assets	3,515		3,227
Lifetime expected credit losses | Credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Impairment
Loan impairment provisions
Financial Assets	(2,074)		(2,175)
Lifetime expected credit losses | Credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Impairment | Individually assessed
Loan impairment provisions
Financial Assets	(492)		(598)
Lifetime expected credit losses | Credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Impairment | Collectively assessed
Loan impairment provisions
Financial Assets	£ (1,582)		£ (1,577)